As Filed with the Securities and Exchange Commission on March 22, 2017

1933 Act File No. 33-36528

1940 Act File No. 811-06161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 186	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 192	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 21, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 186 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate April 21, 2017, as the new effective date for Post-Effective Amendment No. 184 filed pursuant to Rule 485(a) under the Securities Act on December 22, 2016. Post-Effective Amendment No. 184 was initially scheduled to become effective on February 20, 2017 and has been the subject of a delaying amendment, Post-Effective Amendment No. 185, filed pursuant to Rule 485(b) under the Securities Act on February 17, 2017.

Post-Effective Amendment No. 186 is being filed solely with respect to Class T shares of all existing series of Allianz Funds (the “Funds”). Parts A and B of this Post-Effective Amendment No. 186 relate only to Class T shares of the Funds and do not supersede or amend disclosure in the Trust’s Registration Statement relating to any other class of shares of the Trust.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Trust declares that an indefinite number of shares of common stock are being registered under the Securities Act of 1933 by this registration statement amendment.

ALLIANZ FUNDS

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 184 to the Registration Statement on Form N-1A of Allianz Funds (the “Registrant” or the “Funds”) under the Securities Act of 1933, as amended, and Amendment No. 190 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 22, 2016 (“Amendment No. 184/190”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 184/190 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 22, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 184/190 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 22, 2016.

NOTICE

A copy of the Agreement and Declaration of Trust of the Funds, together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Funds by an officer of the Funds as an officer and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Funds or shareholders of any series of the Funds individually but are binding only upon the assets and property of the Funds or its respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 186 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 22nd day of March, 2017.

ALLIANZ FUNDS TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo	President and Chief Executive Officer	March 22, 2017
Thomas J. Fuccillo

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

A. Douglas Eu*	Trustee
A. Douglas Eu

F. Ford Drummond*	Trustee
F. Ford Drummond

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Davey S. Scoon*	Trustee
Davey S. Scoon

Alan Rappaport*	Trustee
Alan Rappaport

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above Date: March 22, 2017